Ordinary Shares (Details) ¥ in Thousands, $ in Millions									1 Months Ended	12 Months Ended
	Jan. 21, 2016 USD ($) shares	Jan. 21, 2016 CNY (¥) shares	Nov. 20, 2015 USD ($) shares	Nov. 20, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	May 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	May 09, 2014 shares
Class of Stock [Line Items]
Ordinary shares, shares issued											389,331,544	389,331,544
Business Cooperation Agreement [Member]
Class of Stock [Line Items]
Fair value of acquired intangible assets | ¥						¥ 660,215
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued											371,958,044	371,958,044
Initial public offering [Member] | DCM Hybrid RMB Fund, L.P. [Member] | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued													5,000,000
Initial public offering [Member] | Qihoo 360 Technology Co. Ltd. [Member] | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued													1,666,666
Initial public offering [Member] | Ctrip [Member] | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued													5,000,000
Private Placement [Member] | Business Cooperation Agreement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount | ¥						¥ 3,104,457
Private Placement [Member] | Class A ordinary shares
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares)	90,909,091	90,909,091	90,909,091	90,909,091	93,750,000	93,750,000	36,812,868	36,812,868
Proceeds from the private placement, net of issuance cost	$ 500.0	¥ 3,279,000	$ 500.0	¥ 3,279,000	$ 400.0	¥ 2,445,000	$ 148.0	¥ 905,792
Issuance costs | ¥						¥ 1,078		¥ 14,279
Private Placement [Member] | Ctrip [Member] | Class A ordinary shares
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares)									3,750,000	3,731,034
Proceeds from the private placement, net of issuance cost | $									$ 20.0	$ 15.0